SHARE CAPITAL - Summary of share capital (Details) - Class B Shares - shares		12 Months Ended
	Aug. 20, 2025	Mar. 31, 2026
Reconciliation of number of shares outstanding [abstract]
Balance (in shares)		36,084.7
Cancelled (in shares)	373	(36,084.7)
Balance (in shares)	36,084.7	0